Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Goodwill, beginning balance	$ 156,817	$ 156,817	$ 156,817
Accumulated impairment loss	(139,532)	(139,532)	(139,532)
Goodwill net of impairment losses, beginning balance	17,285	17,285	17,285
Impairment (Refer to Note 1)	(17,285)	0	0
Goodwill, ending balance	156,817	156,817	156,817
Accumulated impairment loss	(156,817)	(139,532)	(139,532)
Goodwill net of impairment losses, beginning balance	$ 0	$ 17,285	$ 17,285